March 2, 2020

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      BNY Mellon Absolute Insight Funds, Inc.
- BNY Mellon Broad Opportunities Fund (the "Fund")

            1933 Act File No.:  333-202460
            1940 Act File No.:  811-23036
            CIK No.:  0001635295

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of the Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 26 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 25, 2020.

Please address any comments or questions to my attention at (212) 922-6833.

Sincerely,

/s/Beth Larkin
Beth Larkin
Lead Analyst